Investment in equity investees (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Measurement Alternative and NAV practical expedient investments
Carrying amount of cost method investments		¥ 9,750,726
Carrying amount of investment under NAV practical expedient	¥ 944,378
Carrying values of equity investments measured at fair value using the Measurement Alternative	17,104,784
Measurement Alternative investments	12,108,139	¥ 6,217,682
Top investee one
Measurement Alternative and NAV practical expedient investments
Measurement Alternative investments	4,990,531
Top investee two
Measurement Alternative and NAV practical expedient investments
Measurement Alternative investments	¥ 1,952,325